CAPITAL RESERVE	6 Months Ended
Jun. 30, 2022
Disclosure of classes of share capital [abstract]
CAPITAL RESERVE	CAPITAL RESERVE

	Six Months Ended June 30,
	2022	2021
Opening carrying amount	55,953	19,979
Share options exercised (Note 11)	138	—
Share capital issued (Note 9)	7,619	—
Closing carrying amount	63,711	19,979